Tyco International Finance S.A. (Tables)	12 Months Ended
Sep. 27, 2013
Condensed Financial Information Disclosure [Abstract]
Tyco International Finance S.A. Condensed Consolidating Financial Statements

	Tyco International Ltd.	Tyco International Finance S.A.	Other Subsidiaries	Consolidating Adjustments	Total
Net revenue	$—	$—	$10,114	$—	$10,114
Cost of product sales and services	—	—	6,445	—	6,445
Selling, general and administrative expenses	11	1	2,820	—	2,832
Separation costs	3	—	5	—	8
Restructuring, asset impairment and divestiture charges, net	—	—	131	—	131
Operating (loss) income	(14)	(1)	713	—	698
Interest income	2	—	14	—	16
Interest expense	(1)	(95)	(4)	—	(100)
Other (expense) income, net	(31)	—	2	—	(29)
Equity in net (loss) income of subsidiaries	(12,666)	575	—	12,091	—
Intercompany interest and fees	13,248	122	(13,362)	(8)	—
Income (loss) from continuing operations before income taxes	538	601	(12,637)	12,083	585
Income tax expense	(2)	(2)	(104)	—	(108)
Equity loss in earnings of unconsolidated subsidiaries	—	—	(48)	—	(48)
Income (loss) from continuing operations	536	599	(12,789)	12,083	429
Income from discontinued operations, net of income taxes	—	—	96	8	104
Net income (loss)	536	599	(12,693)	12,091	533
Less: noncontrolling interest in subsidiaries net loss	—	—	(3)	—	(3)
Net income (loss) attributable to Tyco common shareholders	$536	$599	$(12,690)	$12,091	$536
CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME
For the Year Ended September 27, 2013
($ in millions)

	Tyco International Ltd.	Tyco International Finance S.A.	Other Subsidiaries	Consolidating Adjustments	Total
Net income (loss)	$536	$599	$(12,693)	$12,091	$533
Other comprehensive (loss) income, net of tax
Foreign currency translation	(102)	—	(102)	102	(102)
Defined benefit and post retirement plans	81	—	81	(81)	81
Unrealized loss on marketable securities and derivate instruments	—	—	—	—	—
Total other comprehensive loss, net of tax	(21)	—	(21)	21	(21)
Comprehensive income (loss)	515	599	(12,714)	12,112	512
Less: comprehensive loss attributable to noncontrolling interests	—	—	(3)	—	(3)
Comprehensive income (loss) attributable to Tyco common shareholders	$515	$599	$(12,711)	$12,112	$515
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
For the Year Ended September 28, 2012
($ in millions)

	Tyco International Ltd.	Tyco International Finance S.A.	Other Subsidiaries	Consolidating Adjustments	Total
Net revenue	$—	$—	$9,924	$—	$9,924
Cost of product sales and services	—	—	6,344	—	6,344
Selling, general and administrative expenses	15	15	2,786	—	2,816
Separation costs	3	1	67	—	71
Restructuring, asset impairment and divestiture charges, net	1	—	117	—	118
Operating (loss) income	(19)	(16)	610	—	575
Interest income	—	—	18	—	18
Interest expense	—	(204)	(5)	—	(209)
Other (expense) income, net	(4)	(453)	3	—	(454)
Equity in net income of subsidiaries	913	1,065	—	(1,978)	—
Intercompany interest and fees	(412)	282	230	(100)	—
Income (loss) from continuing operations before income taxes	478	674	856	(2,078)	(70)
Income tax expense	(2)	(2)	(316)	—	(320)
Equity loss in earnings of unconsolidated subsidiaries	—	—	(26)	—	(26)
Income (loss) from continuing operations	476	672	514	(2,078)	(416)
(Loss) income from discontinued operations, net of income taxes	(4)	—	791	100	887
Net income	472	672	1,305	(1,978)	471
Less: noncontrolling interest in subsidiaries net loss	—	—	(1)	—	(1)
Net income attributable to Tyco common shareholders	$472	$672	$1,306	$(1,978)	$472
CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME
For the Year Ended September 28, 2012
($ in millions)

	Tyco International Ltd.	Tyco International Finance S.A.	Other Subsidiaries	Consolidating Adjustments	Total
Net income	$472	$672	$1,305	$(1,978)	$471
Other comprehensive income (loss), net of tax
Foreign currency translation	93	11	82	(93)	93
Defined benefit and post retirement plans	(163)	—	(163)	163	(163)
Unrealized loss on marketable securities and derivate instruments	—	—	—	—	—
Total other comprehensive (loss) income, net of tax	(70)	11	(81)	70	(70)
Comprehensive income	402	683	1,224	(1,908)	401
Less: comprehensive loss attributable to noncontrolling interests	—	—	(1)	—	(1)
Comprehensive income attributable to Tyco common shareholders	$402	$683	$1,225	$(1,908)	$402
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
For the Year Ended September 30, 2011
($ in millions)

	Tyco International Ltd.	Tyco International Finance S.A.	Other Subsidiaries	Consolidating Adjustments	Total
Net revenue	$—	$—	$10,099	$—	$10,099
Cost of product sales and services	—	—	6,614	—	6,614
Selling, general and administrative expenses	32	12	2,703	—	2,747
Restructuring, asset impairment and divestiture charges (gains), net	3	—	(152)	—	(149)
Operating (loss) income	(35)	(12)	934	—	887
Interest income	—	—	26	—	26
Interest expense	—	(237)	(3)	—	(240)
Other (expense) income, net	(7)	—	2	—	(5)
Equity in net income of subsidiaries	2,863	2,809	—	(5,672)	—
Intercompany interest and fees	(1,098)	337	906	(145)	—
Income from continuing operations before income taxes	1,723	2,897	1,865	(5,817)	668
Income tax expense	(4)	(25)	(83)	—	(112)
Equity loss in earnings of unconsolidated subsidiaries	—	—	(12)	—	(12)
Income from continuing operations	1,719	2,872	1,770	(5,817)	544
Income from discontinued operations, net of income taxes	—	—	1,031	145	1,176
Net income	1,719	2,872	2,801	(5,672)	1,720
Less: noncontrolling interest in subsidiaries net income	—	—	1	—	1
Net income attributable to Tyco common shareholders	$1,719	$2,872	$2,800	$(5,672)	$1,719
CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME
For the Year Ended September 30, 2011
($ in millions)

	Tyco International Ltd.	Tyco International Finance S.A.	Other Subsidiaries	Consolidating Adjustments	Total
Net income	$1,719	$2,872	$2,801	$(5,672)	$1,720
Other comprehensive (loss) income, net of tax
Foreign currency translation	(143)	(21)	(122)	143	(143)
Defined benefit and post retirement plans	33	—	33	(33)	33
Unrealized loss on marketable securities and derivate instruments	(4)	—	(4)	4	(4)
Deconsolidation of variable interest entity due to adoption of an accounting standard	—	—	(11)	—	(11)
Total other comprehensive loss, net of tax	(114)	(21)	(104)	114	(125)
Comprehensive income	1,605	2,851	2,697	(5,558)	1,595
Less: comprehensive loss attributable to noncontrolling interests	—	—	(10)	—	(10)
Comprehensive income attributable to Tyco common shareholders	$1,605	$2,851	$2,707	$(5,558)	$1,605
CONDENSED CONSOLIDATING BALANCE SHEET
As of September 27, 2013
($ in millions)

	Tyco International Ltd.	Tyco International Finance S.A.	Other Subsidiaries	Consolidating Adjustments	Total
Assets
Current Assets:
Cash and cash equivalents	$—	$—	$563	$—	$563
Accounts receivable, net	—	—	1,718	—	1,718
Inventories	—	—	647	—	647
Intercompany receivables	22	2,079	7,354	(9,455)	—
Prepaid expenses and other current assets	9	—	841	—	850
Deferred income taxes	—	—	250	—	250
Assets held for sale	—	—	828	—	828
Total current assets	31	2,079	12,201	(9,455)	4,856
Property, plant and equipment, net	—	—	1,285	—	1,285
Goodwill	—	—	4,163	—	4,163
Intangible assets, net	—	—	791	—	791
Investment in subsidiaries	12,826	14,690	—	(27,516)	—
Intercompany loans receivable	—	1,141	5,310	(6,451)	—
Other assets	68	6	1,007	—	1,081
Total Assets	$12,925	$17,916	$24,757	$(43,422)	$12,176
Liabilities and Equity
Current Liabilities:
Loans payable and current maturities of long-term debt	$—	$—	$20	$—	$20
Accounts payable	1	—	850	—	851
Accrued and other current liabilities	353	23	1,483	—	1,859
Deferred revenue	—	—	394	—	394
Intercompany payables	3,515	3,845	2,095	(9,455)	—
Liabilities held for sale	—	—	225	—	225
Total current liabilities	3,869	3,868	5,067	(9,455)	3,349
Long-term debt	—	1,443	—	—	1,443
Intercompany loans payable	3,660	1,852	939	(6,451)	—
Deferred revenue	—	—	370	—	370
Other liabilities	298	—	1,583	—	1,881
Total Liabilities	7,827	7,163	7,959	(15,906)	7,043
Redeemable noncontrolling interest	—	—	12	—	12
Tyco Shareholders' Equity:
Common shares	208	—	—	—	208
Common shares held in treasury	—	—	(912)	—	(912)
Other shareholders' equity	4,890	10,753	17,675	(27,516)	5,802
Total Tyco Shareholders' Equity	5,098	10,753	16,763	(27,516)	5,098
Nonredeemable noncontrolling interest	—	—	23	—	23
Total Equity	5,098	10,753	16,786	(27,516)	5,121
Total Liabilities, Redeemable Noncontrolling Interest and Equity	$12,925	$17,916	$24,757	$(43,422)	$12,176
CONDENSED CONSOLIDATING BALANCE SHEET
As of September 28, 2012
($ in millions)

	Tyco International Ltd.	Tyco International Finance S.A.	Other Subsidiaries	Consolidating Adjustments	Total
Assets
Current Assets:
Cash and cash equivalents	$—	$—	$844	$—	$844
Accounts receivable, net	7	—	1,672	—	1,679
Inventories	—	—	625	—	625
Intercompany receivables	1,220	1,890	10,361	(13,471)	—
Prepaid expenses and other current assets	14	—	833	—	847
Deferred income taxes	—	—	292	—	292
Assets held for sale	—	—	790	—	790
Total current assets	1,241	1,890	15,417	(13,471)	5,077
Property, plant and equipment, net	—	—	1,324	—	1,324
Goodwill	—	—	4,035	—	4,035
Intangible assets, net	—	—	758	—	758
Investment in subsidiaries	25,666	15,337	—	(41,003)	—
Intercompany loans receivable	1,921	7,031	19,956	(28,908)	—
Other assets	67	260	844	—	1,171
Total Assets	$28,895	$24,518	$42,334	$(83,382)	$12,365
Liabilities and Equity
Current Liabilities:
Loans payable and current maturities of long-term debt	$—	$—	$10	$—	$10
Accounts payable	—	—	847	—	847
Accrued and other current liabilities	187	23	1,518	—	1,728
Deferred revenue	—	—	395	—	395
Intercompany payables	3,571	6,793	3,107	(13,471)	—
Liabilities held for sale	—	—	225	—	225
Total current liabilities	3,758	6,816	6,102	(13,471)	3,205
Long-term debt	—	1,443	38	—	1,481
Intercompany loans payable	19,672	3,055	6,181	(28,908)	—
Deferred revenue	—	—	397	—	397
Other liabilities	471	—	1,789	—	2,260
Total Liabilities	23,901	11,314	14,507	(42,379)	7,343
Redeemable noncontrolling interest	—	—	12	—	12
Tyco Shareholders' Equity:
Common shares	2,792	—	—	—	2,792
Common shares held in treasury	—	—	(1,094)	—	(1,094)
Other shareholders' equity	2,202	13,204	28,893	(41,003)	3,296
Total Tyco Shareholders' Equity	4,994	13,204	27,799	(41,003)	4,994
Nonredeemable noncontrolling interest	—	—	16	—	16
Total Equity	4,994	13,204	27,815	(41,003)	5,010
Total Liabilities, Redeemable Noncontrolling Interest and Equity	$28,895	$24,518	$42,334	$(83,382)	$12,365
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
For the Year Ended September 27, 2013
($ in millions)

	Tyco International Ltd.	Tyco International Finance S.A.	Other Subsidiaries	Consolidating Adjustments	Total
Cash Flows From Operating Activities:
Net cash (used in) provided by operating activities	$(251)	$452	$477	$—	$678
Net cash provided by discontinued operating activities	—	—	172	—	172
Cash Flows From Investing Activities:
Capital expenditures	—	—	(271)	—	(271)
Proceeds from disposal of assets	—	—	5	—	5
Acquisition of businesses, net of cash acquired	—	—	(229)	—	(229)
Acquisition of dealer generated customer accounts and bulk account purchases	—	—	(19)	—	(19)
Divestiture of businesses, net of cash divested	—	—	17	—	17
Intercompany dividend from subsidiary	—	32	—	(32)	—
Net increase in intercompany loans	—	(431)	—	431	—
Decrease in investment in subsidiaries	—	8	—	(8)	—
Net increase in investments	—	—	(45)	—	(45)
Increase in restricted cash	—	—	(8)	—	(8)
Other	—	—	4	—	4
Net cash used in investing activities	—	(391)	(546)	391	(546)
Net cash used in discontinued investing activities	—	—	(109)	—	(109)
Cash Flows From Financing Activities:
Net repayments of debt	—	—	(30)	—	(30)
Proceeds from exercise of share options	—	—	153	—	153
Dividends paid	(288)	—	—	—	(288)
Intercompany dividend to parent	—	—	(32)	32	—
Repurchase of common shares by treasury	—	—	(300)	—	(300)
Net intercompany loan borrowings (repayments)	449	—	(18)	(431)	—
Decrease in equity from parent	—	—	(8)	8	—
Transfer from (to) discontinued operations	90	(61)	64	—	93
Other	—	—	(30)	—	(30)
Net cash provided by (used in) financing activities	251	(61)	(201)	(391)	(402)
Net cash used in discontinued financing activities	—	—	(93)	—	(93)
Effect of currency translation on cash	—	—	(11)	—	(11)
Net decrease in cash and cash equivalents	—	—	(311)	—	(311)
Less: net decrease in cash and cash equivalents related to discontinued operations	—	—	(30)	—	(30)
Cash and cash equivalents at beginning of period	—	—	844	—	844
Cash and cash equivalents at end of period	$—	$—	$563	$—	$563
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
For the Year Ended September 28, 2012
($ in millions)

	Tyco International Ltd.	Tyco International Finance S.A.	Other Subsidiaries	Consolidating Adjustments	Total
Cash Flows From Operating Activities:
Net cash (used in) provided by operating activities	$(467)	$3,542	$(2,533)	$—	$542
Net cash provided by discontinued operating activities	—	—	2,044	—	2,044
Cash Flows From Investing Activities:
Capital expenditures	—	—	(295)	—	(295)
Proceeds from disposal of assets	—	—	4	—	4
Acquisition of businesses, net of cash acquired	—	—	(217)	—	(217)
Acquisition of dealer generated customer accounts and bulk account purchases	—	—	(23)	—	(23)
Divestiture of businesses, net of cash divested	—	—	(5)	—	(5)
Intercompany dividend from subsidiary	—	409	—	(409)	—
Net increase in intercompany loans	—	(1,119)	—	1,119	—
(Increase) decrease in investment in subsidiaries	(495)	207	16	272	—
Net decrease in investments	—	—	41	—	41
Increase in restricted cash	—	—	(2)	—	(2)
Other	—	—	27	—	27
Net cash used in investing activities	(495)	(503)	(454)	982	(470)
Net cash used in discontinued investing activities	—	—	(1,327)	11	(1,316)
Cash Flows From Financing Activities:
Net (repayments) borrowings of debt	—	(3,039)	17	—	(3,022)
Proceeds from exercise of share options	—	—	226	—	226
Dividends paid	(461)	—	—	—	(461)
Repurchase of common shares by treasury	—	—	(500)	—	(500)
Net intercompany loan borrowings (repayments)	1,423	—	(304)	(1,119)	—
Increase in equity from parent	—	—	71	(71)	—
Transfer from discontinued operations	—	—	3,113	208	3,321
Other	—	—	(25)	—	(25)
Net cash provided by (used in) financing activities	962	(3,039)	2,598	(982)	(461)
Net cash used in discontinued financing activities	—	—	(495)	197	(298)
Effect of currency translation on cash	—	—	4	—	4
Effect of currency translation on cash related to discontinued operations	—	—	4	—	4
Net (decrease) increase in cash and cash equivalents	—	—	(159)	208	49
Less: net increase in cash and cash equivalents related to discontinued operations	—	—	226	208	434
Cash and cash equivalents at beginning of period	—	—	1,229	—	1,229
Cash and cash equivalents at end of period	$—	$—	$844	$—	$844
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
For the Year Ended September 30, 2011
($ in millions)

	Tyco International Ltd.	Tyco International Finance S.A.	Other Subsidiaries	Consolidating Adjustments	Total
Cash Flows From Operating Activities:
Net cash (used in) provided by operating activities	$(7,090)	$1,739	$5,842	$—	$491
Net cash provided by discontinued operating activities	—	—	1,937	—	1,937
Cash Flows From Investing Activities:
Capital expenditures	—	—	(273)	—	(273)
Proceeds from disposal of assets	—	—	5	—	5
Acquisition of businesses, net of cash acquired	—	—	(353)	—	(353)
Acquisition of dealer generated customer accounts and bulk account purchases	—	—	(32)	—	(32)
Divestiture of businesses, net of cash divested	35	—	674	—	709
Intercompany dividend from subsidiary	6,347	9	—	(6,356)	—
Net increase in intercompany loans	—	(1,703)	—	1,703	—
Decrease (increase) in investment in subsidiaries	4,773	(9)	(72)	(4,692)	—
Net decrease in investments	—	—	26	—	26
Increase in restricted cash	—	—	(8)	—	(8)
Other	—	(12)	(25)	—	(37)
Net cash provided by (used in) investing activities	11,155	(1,715)	(58)	(9,345)	37
Net cash used in discontinued investing activities	—	—	(1,103)	—	(1,103)
Cash Flows From Financing Activities:
Net repayments of debt	—	(19)	(17)	—	(36)
Proceeds from exercise of share options	—	—	124	—	124
Dividends paid	(458)	—	—	—	(458)
Intercompany dividend to parent	—	—	(6,349)	6,349	—
Repurchase of common shares by treasury	(500)	—	(800)	—	(1,300)
Net intercompany loan (repayments) borrowings	(3,126)	—	4,829	(1,703)	—
Decrease in equity from parent	—	—	(4,699)	4,699	—
Transfer from discontinued operations	—	—	798	—	798
Other	19	(5)	(8)	—	6
Net cash used in financing activities	(4,065)	(24)	(6,122)	9,345	(866)
Net cash used in discontinued financing activities	—	—	(865)	—	(865)
Effect of currency translation on cash	—	—	(4)	—	(4)
Effect of currency translation on cash related to discontinued operations	—	—	(2)	—	(2)
Net decrease in cash and cash equivalents	—	—	(375)	—	(375)
Less: net decrease in cash and cash equivalents related to discontinued operations	—	—	(33)	—	(33)
Decrease in cash and cash equivalents from deconsolidation of variable interest entity	—	—	(10)	—	(10)
Cash and cash equivalents at beginning of period	—	—	1,581	—	1,581
Cash and cash equivalents at end of period	$—	$—	$1,229	$—	$1,229